GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8: - GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

	2023	2022
Balance as of January 1,	$16,237	$16,237
Acquisition	48,667	—
Balance as of December 31,	$64,904	$16,237

b.	Other intangible assets, net:

	December 31, 2023
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$20,297	$(6,078)	$14,219
Technology	23,153	(3,145)	20,008
Other intangibles	2,798	(1,024)	1,774
Total intangible assets	$46,248	$(10,247)	$36,001

NOTE 8: - GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Cont.)

	December 31, 2022
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$15,711	$(3,089)	$12,622
Technology	13,033	(311)	12,722
Other intangibles	2,147	(691)	1,456
Total intangible assets	$30,891	$(4,091)	$26,800

c.	Amortization expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $6,147, $1,873 and $1,203 respectively.
d.The estimated future amortization expense of other intangible assets as of December 31, 2023 is as follows:

2024	$6,869
2025	7,181
2026	7,542
2027	6,924
2028	3,652
Thereafter	3,833
$36,001